                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND
                        (THE "WILMINGTON EQUITY FUNDS")

                               OF WT MUTUAL FUND

                       INSTITUTIONAL SHARES AND A SHARES

--------------------------------------------------------------------------------
 SUPPLEMENT DATED NOVEMBER 8, 2006 TO THE INSTITUTIONAL SHARES AND THE A SHARES
                      PROSPECTUSES DATED NOVEMBER 1, 2006

     Each of the Wilmington Equity Funds may employ an investment strategy which includes a program of investing in options on securities indices. The investment adviser may purchase options contracts to enable a Fund to pursue its objective without investing directly in the securities included in its benchmark or another index. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or basket of securities at a certain price up to a specified point in time. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying put and call options can be more speculative than investing directly in securities. The Funds use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The risk of investing in options includes the possibility that the underlying securities may appreciate or depreciate in an unexpected manner which may result in the loss of the entire premium paid for the option. See the Statement of Additional Information for more information on the risks of and limitations on the use of options contracts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                   Filed pursuant to Rule 497(c)
                                                Securities Act File No. 33-84762

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND

                               OF WT MUTUAL FUND
                                   A SHARES*
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2006
                        AS SUPPLEMENTED NOVEMBER 8, 2006

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Funds:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

         --  are not guaranteed to achieve their goal(s)

     A Shares of the Funds are offered with a front-end sales charge except for certain persons eligible to purchase A Shares at Net Asset Value. See "Sales Charge Reductions and Waivers."

     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

* Formerly, Investor Shares.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                    FUND DESCRIPTIONS
A look at the goals, strategies,        Summary.................................................    3
risks, expenses and financial
history of each Fund.

                                        Performance Information.................................    5
                                        Fees and Expenses.......................................   13
                                        Example.................................................   13
                                        Investment Objective....................................   14
                                        Principal Investment Strategies.........................   14
                                        Additional Risk Information.............................   18
                                        Financial Highlights....................................   20
Details about the service           MANAGEMENT OF THE FUNDS
providers
                                        Investment Adviser......................................   27
                                        Sub-Advisers............................................   28
                                        Fund Managers...........................................   28
                                        Service Providers.......................................   31
Policies and instructions for       SHAREHOLDER INFORMATION
opening, maintaining and closing
an account in any of the Funds.

                                        Pricing of Shares.......................................   32
                                        Purchase of Shares......................................   32
                                        Front-End Sales Charge..................................   33
                                        Redemption of Shares....................................   35
                                        Exchange of Shares......................................   38
                                        Distributions...........................................   39
                                        Taxes...................................................   39
Details on the Funds' distribution  DISTRIBUTION ARRANGEMENTS arrangements, Rule 12b-1 fees and
share classes.

                                        Distribution Fees.......................................   40
                                        Sub-Transfer Agency Fees................................   40
                                        Additional Payments.....................................   40
                                        Share Classes...........................................   41
                                    FOR MORE INFORMATION........................................   42

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND

                                    A SHARES
--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
Investment Objective      --  The WILMINGTON LARGE-CAP CORE FUND, the WILMINGTON
                              LARGE-CAP VALUE FUND, the WILMINGTON MID-CAP CORE
                              FUND, the WILMINGTON SMALL-CAP CORE FUND, the
                              WILMINGTON SMALL-CAP GROWTH FUND and the
                              WILMINGTON SMALL-CAP VALUE FUND each seek
                              long-term capital appreciation.
                          --  The WILMINGTON LARGE-CAP GROWTH FUND seeks
                              superior long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus          --  Equity (or equity-related) securities
--------------------------------------------------------------------------------
Share Price Volatility    --  High
--------------------------------------------------------------------------------
Primary Investment
  Strategies
                          --  The WILMINGTON LARGE-CAP CORE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a combined growth and value investment
                              approach and invests in stocks of companies with
                              characteristics the investment adviser believes
                              are attractive to the equity securities
                              marketplace.
                          --  The WILMINGTON LARGE-CAP GROWTH FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a growth investment approach and invests
                              in stocks of companies with growth
                              characteristics.
                          --  The WILMINGTON LARGE-CAP VALUE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a value investment approach and invests in
                              stocks of companies with value characteristics.
                          --  The WILMINGTON MID-CAP CORE FUND invests at least
                              80% of its assets in a diversified portfolio of
                              U.S. equity (or equity-related) securities of
                              mid-cap
                           companies. The Fund's investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.
                          --  The WILMINGTON SMALL-CAP CORE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies.
                          --  The WILMINGTON SMALL-CAP GROWTH FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies. The Fund's investment adviser
                              employs a growth investment approach and invests
                              in stocks of companies with growth
                              characteristics.
                          --  The WILMINGTON SMALL-CAP VALUE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies. The Fund's investment adviser
                              employs a value investment approach and invests in
                              stocks of companies with value characteristics.
--------------------------------------------------------------------------------
Principal Risks          The Funds are subject to the risks summarized below and
                         further described under the heading "Additional Risk
                         Information."
                          --  An investment in a Fund is not a deposit of
                              Wilmington Trust Company or any of its affiliates
                              and is not insured or guaranteed by the FDIC or
                              any other governmental agency.
                          --  It is possible to lose money by investing in a
                              Fund. There is no guarantee that the stock market
                              or the stocks that a Fund holds will increase in
                              value.
                          --  A Fund's share price will fluctuate in response to
                              changes in the market value of the Fund's
                              investments. Market value changes result from
                              business developments affecting an issuer as well
                              as general market and economic conditions.
                          --  Growth-oriented investments may be more volatile
                              than the rest of the U.S. stock market as a whole.
                          --  A value-oriented investment approach is subject to
                              the risk that a security believed to be
                              undervalued does not appreciate in value as
                              anticipated.
                          --  Small-capitalization companies may be more
                              vulnerable to adverse business or economic
                              developments than large companies, and their
                              securities may be less liquid and more volatile
                              than securities of larger companies.
                          --  The performance of a Fund will depend on whether
                              the investment adviser is successful in pursuing
                              its investment strategy.
--------------------------------------------------------------------------------
Investor Profile          --  Investors who want the value of their investment
                              to grow and who are willing to accept more
                              volatility for the possibility of higher returns.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                         WILMINGTON LARGE-CAP CORE FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and 10 years, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                ANNUAL TOTAL RETURNS FOR PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              RETURNS
-----------------                                              -------
1996                                                            16.56%
1997                                                            26.13%
1998                                                            29.66%
1999                                                            22.41%
2000                                                           -11.47%
2001                                                           -17.55%
2002                                                           -27.95%
2003                                                            25.85%
2004                                                             5.41%
2005                                                             9.13%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 2.89%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              21.62%                            -17.98%
       (December 31, 1998)                (September 30, 2002)

LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005      1 Year   5 Years   10 Years
----------------------------------------------------      ------   -------   --------
Return Before Taxes                                       9.13%    -2.97%     5.92%
Return After Taxes on Distributions(2)                    8.81%    -3.46%     4.64%
Return After Taxes on Distributions and Sale of
  Shares(2)                                               5.94%    -2.76%     4.59%
S&P 500 Index (reflects no deductions for fees, expenses
  or taxes)(3)                                            4.91%     0.54%     9.07%

(1) A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less than those shown.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is Standard & Poor's Composite Index of 500 Stocks.

                        WILMINGTON LARGE-CAP GROWTH FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices.

     A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                ANNUAL TOTAL RETURNS FOR PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                               RETURNS
-----------------                                               --------
1996                                                             24.25%
1997                                                             27.50%
1998                                                             23.58%
1999                                                             48.10%
2000                                                            -21.09%
2001                                                            -33.06%
2002                                                            -30.37%
2003                                                             26.65%
2004                                                              2.17%
2005                                                              9.74%

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: -0.90%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              41.39%                            -25.62%
       (December 31, 1999)                  (March 31, 2001)

LARGE-CAP GROWTH FUND--INSTITUTIONAL SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005      1 Year   5 Years   10 Years
----------------------------------------------------      ------   -------   --------
Return Before Taxes                                       9.74%    -7.92%     4.24%
Return After Taxes on Distributions(2)                    9.72%    -7.95%     2.43%
Return After Taxes on Distributions and Sale of
  Shares(2)                                               6.33%    -6.57%     3.37%
Russell 1000 Growth Index (reflects no deductions for
  fees, expenses or taxes)(3)                             5.27%    -3.58%     6.73%

(1) A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less than those shown.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                        WILMINGTON LARGE-CAP VALUE FUND

     The bar chart and performance table illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Fund's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                ANNUAL TOTAL RETURNS FOR PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              Returns
-----------------                                              -------
1996                                                            21.86%
1997                                                            24.55%
1998                                                            -2.75%
1999                                                             3.20%
2000                                                            19.15%
2001                                                            -5.14%
2002                                                           -28.06%
2003                                                            25.79%
2004                                                            15.12%
2005                                                             3.49%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 6.00%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              17.84%                            -19.03%
         (June 30, 2003)                  (September 30, 2002)

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES(1)                              Since
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005  1 Year   5 Years   June 29, 1998   10 Years(2)
----------------------------------------------------  ------   -------   -------------   -----------
Return Before Taxes                                   3.49%     0.45%        2.41%          6.36%(3)
Return After Taxes on Distributions(4)                3.12%     0.04%        1.91%            N/A
Return After Taxes on Distributions and Sale of
  Shares(4)                                           2.27%     0.17%        1.79%            N/A
Russell 1000 Value Index (reflects no deductions for
  fees, expenses or taxes)(5)                         7.05%     5.28%        5.87%         10.94%

(1) A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less than those shown.
(2) For periods prior to June 29, 1998, the Fund's predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
(3) This performance information reflects the performance of the Fund and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.
(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(5) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON SMALL-CAP CORE FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are offered in a separate prospectus. However, A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

            ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              Returns
-----------------                                              -------
1999                                                            21.86%
2000                                                             2.31%
2001                                                            -1.37%
2002                                                           -23.91%
2003                                                            32.59%
2004                                                            12.83%
2005                                                             7.01%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 3.91%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              22.89%                            -22.01%
         (March 31, 2000)                 (September 30, 2001)

SMALL-CAP CORE FUND--INSTITUTIONAL SHARES(1)                             Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005  1 Year   5 Years   (June 29, 1998)
----------------------------------------------------  ------   -------   ---------------
Return Before Taxes                                   7.01%     3.74%         4.66%
Return After Taxes on Distributions(2)                5.47%     3.23%         3.94%
Return After Taxes on Distributions and Sale of
  Shares(2)                                           5.46%     3.09%         3.84%
Russell 2000 Index (reflects no deductions for fees,
  expenses or taxes)(3)                               4.55%     8.22%         6.86%

(1) A Shares are subject to a maximum front-end sales charge of 3.50% and a distribution fee equal to 0.25% of the average daily net assets of the Fund's A Shares. Had such fees been deducted for A Shares, the returns would be less than those shown.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

                        WILMINGTON SMALL-CAP GROWTH FUND

     Performance information for the Small-Cap Growth Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.

                        WILMINGTON SMALL-CAP VALUE FUND

     Performance information for the Small-Cap Value Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.

                          WILMINGTON MID-CAP CORE FUND

     Performance information for the Mid-Cap Core Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold A Shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     A Shares
----------------------------------------------------------     --------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)(1)                              3.50%
Maximum deferred sales charge                                    None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                      None
Redemption fee(2)                                               1.00%
Exchange fee(2)                                                 1.00%

(1) Lower front-end sales charges for A Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
(2) A Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           Large-Cap   Large-Cap
                               Large-Cap    Growth       Value      Mid-Cap    Small-Cap    Small-Cap    Small-Cap
                               Core Fund     Fund        Fund      Core Fund   Core Fund   Growth Fund   Value Fund
                               ---------   ---------   ---------   ---------   ---------   -----------   ----------
Management fees                   0.60%       0.60%       0.60%       0.70%       0.83%        0.75%         0.75%
  Distribution (Rule 12b-1)
    fees                          0.25%       0.25%       0.25%       0.25%       0.25%        0.25%         0.25%
Other expenses                    0.52%       0.55%       0.53%       5.07%       0.59%        8.39%        17.51%
TOTAL ANNUAL FUND OPERATING
  EXPENSES                        1.37%       1.40%       1.38%       6.02%       1.67%        9.39%        18.51%
Waivers/reimbursements         (0.32)%(1,2) (0.02)%(1) (0.04)%(1)  (4.77)%(1,2) (0.03)%(1) (8.09)%(1,2)   (17.21)%(1,2)
NET EXPENSES                      1.05%(1,2)    1.38%(1)    1.34%(1)    1.25%(1,2)    1.64%(1)     1.30%(1,2)     1.30%(1,2)

(1) The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.
(2) The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that "Total Annual Fund Operating Expenses" for the Large-Cap Core Fund, Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund, excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees), exceed 0.80%, 1.00%, 1.05% and 1.05%, respectively, through June 30, 2011.


--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This Example is intended to help you compare the cost of investing in A Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

A SHARES                                         1 Year   3 Years   5 Years   10 Years
--------                                         ------   -------   -------   --------
Large-Cap Core Fund                               $453     $672     $  909     $1,787
Large-Cap Growth Fund                             $486     $774     $1,085     $1,967
Large-Cap Value Fund                              $482     $764     $1,071     $1,943
Mid-Cap Core Fund                                 $473     $733     $1,012     $4,416
Small-Cap Core Fund                               $511     $852     $1,220     $2,252
Small-Cap Growth Fund                             $478     $748     $1,038     $5,905
Small-Cap Value Fund                              $478     $748     $1,038     $8,667

     The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns of A Shares, either past or future.


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON LARGE-CAP CORE FUND, the WILMINGTON LARGE-CAP VALUE FUND, the WILMINGTON MID-CAP CORE FUND, the WILMINGTON SMALL-CAP CORE FUND, the WILMINGTON SMALL-CAP GROWTH FUND and the WILMINGTON SMALL-CAP VALUE FUND each seek long-term capital appreciation. The WILMINGTON LARGE-CAP GROWTH FUND seeks superior long-term growth of capital.

     The investment objective for each of the Large-Cap Core Fund, the Mid-Cap Core Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund may be changed without shareholder approval. The investment objective for each of the Large-Cap Growth Fund, Large-Cap Value Fund and the Small-Cap Core Fund may not be changed without shareholder approval.

     There is no guarantee that any Fund will achieve its investment objective.


--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Funds' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates. RSMC may rotate each Fund's holdings among various market sectors based on economic analysis of the overall business cycle.

     The WILMINGTON LARGE-CAP CORE FUND, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Index.

     The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. corporations that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

     The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.

     The WILMINGTON MID-CAP CORE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of mid-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase similar to those in the Russell Midcap Index and the S&P MidCap 400 Index.

     The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in equity securities of small-cap companies. The Fund currently employs a multi-manager approach utilizing RSMC and two sub-advisers with differing investment philosophies to manage a portion of the Fund's assets under the general supervision of RSMC.

     Under normal market conditions, the Fund will invest in common or preferred stock of U.S. corporations that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 or S&P 600 Index.

     RSMC allocates a portion of the Fund's assets between two sub-advisers which employ alternatively growth-oriented and value-oriented stock selection techniques. RSMC does not allocate assets according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation. When making these decisions, RSMC considers a variety of quantitative and qualitative components. RSMC will use returns-based and holdings-based style analysis tools to assess and to maintain style neutrality within the Fund. RSMC will consider the investment style, process, past results and expected future returns of each sub-adviser. RSMC may also consider proprietary research provided by the investment sub-advisers. RSMC is responsible for determining and adjusting the percentages allocated to the sub-advisers and may reallocate assets between the sub-advisers at any time.

     The multi-manager arrangement is expected to take advantage of the experience of RSMC and the sub-advisers. This multiple investment approach is designed to give the Fund broad exposure to small-cap companies in the U.S. equity markets. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

     PRINCIPAL INVESTMENT STRATEGIES OF THE SUB-ADVISERS TO THE SMALL-CAP CORE FUND. Below is a discussion on the principal investment strategies of each of the Fund's sub-advisers.

     ROXBURY CAPITAL MANAGEMENT, LLC ("ROXBURY"). Under normal market conditions, Roxbury will direct the Fund's investment in the following equity or equity-related securities:

         -- common stocks of U.S. companies that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small-cap companies")

         -- options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

         --  options on indices of the common stock of small-cap companies

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts

     As of September 30, 2006, the market capitalization of the companies that make up the S&P SmallCap 600 Index was between $50 million and $3.06 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Roxbury may also direct the Fund's investment in certain option and financial futures contracts ("derivatives") and foreign securities, including ADRs.

     Roxbury uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above-average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     CRAMER ROSENTHAL MCGLYNN, LLC ("CRM"). Under normal market conditions, CRM will direct the Fund's investment in a diversified portfolio of the following equity or equity-related securities that are judged by CRM to be undervalued in the marketplace relative to underlying profitability of the issuer:

         -- common and preferred stocks of U.S. companies that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market

         -- securities convertible (such as convertible preferred stock and convertible bonds) into the common stock of small-cap companies

         --  warrants

     The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2006, the range was from $62 million to $2.495 billion.

     CRM uses a value investment strategy whereby it seeks to identify changes that are material to a company's operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow - operationally, financially, managerially -- when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being "neglected by investors" and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the market place will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

     For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

     The WILMINGTON SMALL-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index.

     The WILMINGTON SMALL-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Value Index and the S&P SmallCap 600/Barra Value Index.

     EACH OF THE FUNDS. Each Fund may employ an investment strategy which includes a program of investing in options on securities indices. The investment adviser may purchase options contracts to enable a Fund to pursue its objective without investing directly in the securities included in its benchmark or another index. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or basket of securities at a certain price up to a specified point in time. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying put and call options can be more speculative than investing directly in securities. The Funds' use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The risk of investing in options includes the possibility that the underlying securities may appreciate or depreciate in an unexpected manner which may result in the loss of the entire premium paid for the option. See the Statement of Additional Information ("SAI") for more information on the risks of and limitations on the use of options contracts.

     The frequency of portfolio transactions and each Fund's turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.

     In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.

     Each Fund may use other strategies and engage in other investment practices, which are more fully described in the SAI which is available on the Funds' website at http://www.wilmingtonfunds.com.


--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds'
SAI:

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- DERIVATIVES RISK: Some of a Fund's investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund's total assets may be committed or exposed to derivative strategies.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- SMALL/MID-CAP RISK: Small-cap and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Small-Cap Core Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund's performance. It is possible that RSMC will focus on one sub-adviser that performs poorly or underperforms the other sub-adviser under various market conditions.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Fund's financial performance for the period of the Fund's operation. Certain information reflects financial results for a single A Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available without charge on the Funds' website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

LARGE-CAP CORE FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................          $ 16.43
                                                                      -------
INVESTMENT OPERATIONS:
  Net investment income(3)..................................             0.06
  Net realized and unrealized loss on investments...........           (0.05)
                                                                      -------
     Total from investment operations.......................             0.01
                                                                      -------
DISTRIBUTIONS:
  From net investment income................................           (0.09)
                                                                      -------
     Total distributions....................................           (0.09)
                                                                      -------
NET ASSET VALUE -- END OF PERIOD............................          $ 16.35
                                                                      =======
TOTAL RETURN(4).............................................            0.06%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................            1.05%*
     Excluding expense limitations..........................            1.37%*
  Net investment income.....................................            0.72%*
Portfolio turnover rate.....................................           66.91%(5)
Net assets at the end of period (000 omitted)...............          $    10

*   Annualized.
**  Not annualized.
(1) Formerly, Investor Shares.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

LARGE-CAP GROWTH FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................         $  11.10
                                                                     --------
INVESTMENT OPERATIONS:
  Net investment loss(3)....................................           (0.01)
  Net realized and unrealized loss on investments...........           (0.37)
                                                                     --------
     Total from investment operations.......................           (0.38)
                                                                     --------
NET ASSET VALUE -- END OF PERIOD............................         $  10.72
                                                                     ========
TOTAL RETURN(4).............................................          (3.42)%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................            1.38%*
     Excluding expense limitations..........................            1.40%*
  Net investment loss.......................................          (0.12)%*
Portfolio turnover rate.....................................             129%(5)
Net assets at the end of period (000 omitted)...............         $     10

*   Annualized
**  Not annualized
(1) Formerly, Investor Shares.
(2) Commencement of operations.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

LARGE-CAP VALUE FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     Through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................          $10.59
                                                                      ------
INVESTMENT OPERATIONS:
  Net investment income(3)..................................            0.04
  Net realized and unrealized gain on investments...........            0.31
                                                                      ------
     Total from investment operations.......................            0.35
                                                                      ------
DISTRIBUTIONS:
  From investment income....................................          (0.03)
                                                                      ------
     Total distributions....................................          (0.03)
                                                                      ------
NET ASSET VALUE -- END OF PERIOD............................          $10.91
                                                                      ======
TOTAL RETURN(4).............................................           3.36%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................           1.34%*
     Excluding expense limitations..........................           1.38%*
  Net investment income.....................................           0.77%*
Portfolio turnover rate.....................................            129%(5)
Net assets at the end of period (000 omitted)...............          $   10

*   Annualized.
**  Not annualized.
(1) Formerly, Investor Shares.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

MID-CAP CORE FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................          $10.00
                                                                      ------
INVESTMENT OPERATIONS:
  Net investment income(3)..................................            0.03
  Net realized and unrealized gain on investments...........            0.04
                                                                      ------
     Total from investment operations.......................            0.07
                                                                      ------
DISTRIBUTIONS:
  From investment income....................................          (0.01)
                                                                      ------
     Total distributions....................................          (0.01)
                                                                      ------
NET ASSET VALUE -- END OF PERIOD............................          $10.06
                                                                      ======
TOTAL RETURN(4).............................................           0.71%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................           1.25%*
     Excluding expense limitations..........................           6.02%*
  Net investment income.....................................           0.51%*
Portfolio turnover rate.....................................             63%**
Net assets at the end of period (000 omitted)...............          $   10

*   Annualized
**  Not annualized.
(1) Formerly, Investor Shares.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

SMALL-CAP CORE FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................         $  10.67
                                                                     --------
INVESTMENT OPERATIONS:
  Net investment loss(3)....................................           (0.06)
  Net realized and unrealized gain on investments...........             0.66
     Total from investment operations.......................             0.60
                                                                     --------
NET ASSET VALUE -- END OF PERIOD............................         $  11.27
                                                                     ========
TOTAL RETURN(4).............................................            5.62%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................            1.64%*
     Excluding expense limitations..........................            1.67%*
  Net investment loss.......................................          (0.96)%*
Portfolio turnover rate.....................................             142%(5)
Net assets at the end of period (000 omitted)...............         $     11

*  Annualized.
** Not annualized.
(1)Formerly, Investor Shares.
(2)Commencement of operations.
(3)The net investment loss per share was calculated using the average shares outstanding method.
(4)Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5)Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

SMALL-CAP GROWTH FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................         $  10.00
                                                                     --------
INVESTMENT OPERATIONS:
  Net investment loss(3)....................................           (0.03)
  Net realized and unrealized gain on investments...........             0.35
                                                                     --------
     Total from investment operations.......................             0.32
                                                                     --------
NET ASSET VALUE -- END OF PERIOD............................         $  10.32
                                                                     ========
TOTAL RETURN(4).............................................            3.20%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................            1.30%*
     Excluding expense limitations..........................            9.39%*
  Net investment loss.......................................          (0.54)%*
Portfolio turnover rate.....................................              55%**
Net assets at the end of period (000 omitted)...............         $     10

*  Annualized.
** Not annualized.
(1)Formerly, Investor Shares.
(2)Commencement of operations.
(3)The net investment loss per share was calculated using the average shares outstanding method.
(4)Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

SMALL-CAP VALUE FUND -- A SHARES(1)

                                                                  For the Period
                                                               December 20, 2005(2)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................          $ 10.00
                                                                      -------
INVESTMENT OPERATIONS:
  Net investment income(3)..................................             0.03
  Net realized and unrealized gain on investments...........             0.37
                                                                      -------
     Total from investment operations.......................             0.40
                                                                      -------
DISTRIBUTIONS:
  From investment income....................................           (0.02)
                                                                      -------
       Total distributions..................................           (0.02)
                                                                      -------
NET ASSET VALUE -- END OF PERIOD............................          $ 10.38
                                                                      =======
TOTAL RETURN(4).............................................            4.00%**
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
       Including expense limitations........................            1.30%*
       Excluding expense limitations........................           18.51%*
  Net investment income.....................................            0.58%*
Portfolio turnover rate.....................................              60%**
Net assets at the end of period (000 omitted)...............          $    10

*  Annualized.
** Not Annualized.
(1)Formerly, Investor Shares.
(2)Commencement of operations.
(3)The net investment income (loss) per share was calculated using the average shares outstanding method.
(4)Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

                            MANAGEMENT OF THE FUNDS

     The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.


--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2006, RSMC had approximately $6.15 billion in assets under management.

     For the fiscal year ended June 30, 2006, RSMC or its affiliates, received from the Funds the following advisory fees, after waivers and reimbursements, as a percentage of average daily net assets:

Large-Cap Core Fund                                            0.29%
Large-Cap Growth Fund                                          0.60%
Large-Cap Value Fund                                           0.60%
Small-Cap Core Fund                                            0.83%

     With respect to the Mid-Cap Core Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.70% of the first $1 billion in assets, 0.65% of the next $1 billion in assets, and 0.60% of assets over $2 billion.

     With respect to the Small-Cap Growth and Small-Cap Value Funds, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.75% of the first $1 billion in assets, 0.70% of the next $1 billion in assets, and 0.65% of assets over $2 billion.

     WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

--------------------------------------------------------------------------------

SUB-ADVISERS
--------------------------------------------------------------------------------

     CRM, located at 520 Madison Avenue, New York, New York 10022, serves as a sub-adviser to the Small-Cap Core Fund. As a sub-adviser, CRM has the responsibility for directing a portion of the Fund's investments, subject to the direction of RSMC. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value-oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2006, CRM had approximately $9.6 billion of assets under management.

     Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as a sub-adviser for the Small-Cap Core Fund. As a sub-adviser, Roxbury has the responsibility for directing a portion of the Fund's investments, subject to the direction of RSMC. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2006, Roxbury had assets under management of approximately $3.1 billion.


--------------------------------------------------------------------------------

FUND MANAGERS
--------------------------------------------------------------------------------

ALL FUNDS

     The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

     REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

     ADRIAN CRONJE, PH.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.

     ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

     VINCENT F. RIGHTS is an Investment Officer of RSMC and WTIM. Mr. Rights joined RSMC in 2000 as a Securities Analyst.

SMALL-CAP CORE FUND

     The management of the Small-Cap Core Fund and its sub-advisers is the responsibility of a group of RSMC professionals, which makes its style allocation and sub-adviser investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

     Each sub-adviser to the Small-Cap Core Fund makes the day-to-day investment decisions for the portion of the Fund's assets that it manages, subject to the supervision of RSMC and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program. Below is a list of the staff of each of Roxbury and CRM.

ROXBURY CAPITAL MANAGEMENT, LLC.

     STEVE MARSHMAN, CFA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marshman is a member of Roxbury's Small-Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Management Group ("Columbia") where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the U.S. Air Force. He has a B.S. from the U.S. Air Force Academy and an M.B.A. from Golden Gate University.

     ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marvin is a member of Roxbury's Small-Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

     BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Smoluch is a member of Roxbury's Small-Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

CRAMER ROSENTHAL MCGLYNN, LLC.

     Ronald H. McGlynn, Chairman & CEO and Jay B. Abramson, President & CIO are responsible for the overall management of the portion of the Small-Cap Core Fund managed by CRM. The portfolio managers who have responsibility for the day-to-day management of the portion of the Small-Cap Core Fund managed by CRM are set forth below.

     James P. Stoeffel and Terry Lally, CFA, are co-leaders of the team responsible for the management of the Small-Cap Value strategy at CRM.

     JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

     TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small-cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

     The Funds' SAI provides additional information about the Fund managers' compensation, other accounts managed by the Fund managers and the Fund managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the Funds' primary service providers.

                                  (FLOW CHART)

Asset Management                                                                      Shareholder Services

   INVESTMENT ADVISER AND ADMINISTRATOR                                                             TRANSFER AGENT

      Rodney Square Management Corp.                                                                  PFPC Inc.
         1100 North Market Street                                                                   760 Moore Road
           Wilmington, DE 19890                                                               King of Prussia, PA 19406

Manages each Fund's investment activities                                               Handles certain shareholder services,
     and oversees Fund administration                                                  including recordkeeping and statements,
       and other service providers.                                                          payment of distributions and
                                                                                         processing of buy and sell requests.
                                                         WT MUTUAL FUND

                                                 WILMINGTON LARGE-CAP CORE FUND
                                                WILMINGTON LARGE-CAP GROWTH FUND
                                                WILMINGTON LARGE-CAP VALUE FUND
                                                  WILMINGTON MID-CAP CORE FUND
                                                 WILMINGTON SMALL-CAP CORE FUND
                                                WILMINGTON SMALL-CAP GROWTH FUND
                                                WILMINGTON SMALL-CAP VALUE FUND
Fund Operations                                                                       Fund Asset Safe Keeping

  SUB-ADMINISTRATOR AND ACCOUNTING AGENT                                                              CUSTODIAN

                PFPC Inc.                                                                      Wilmington Trust Company
           301 Bellevue Parkway                                                                1100 North Market Street
           Wilmington, DE 19809                                                                  Wilmington, DE 19890

    Provides facilities, equipment and                                                  Holds each Fund's assets, settles all
  personnel to carry out administrative                                               portfolio trades and collects most of the
    services related to each Fund and                                                  valuation data required for calculating
      calculates each Fund's NAV and                                                          each Fund's NAV per share.
              distributions.
                                           Distribution

                                                          DISTRIBUTOR

                                              Professional Funds Distributor, LLC
                                                         760 Moore Road
                                                   King of Prussia, PA 19406

                                                 Distributes the Funds' Shares.

                   SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The price of each Fund's shares is based on the Fund's net asset value ("NAV"). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds' sub-administrator and accounting agent, PFPC Inc. ("PFPC"), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.


--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     A Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment in A Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount.

--------------------------------------------------------------------------------

FRONT-END SALES CHARGE
--------------------------------------------------------------------------------

     In order to purchase A Shares, you will incur a front-end sales charge at the time of purchase (a "sales charge") based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers". To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

         -- Information or records regarding Fund shares held in all your accounts (e.g., retirement accounts) at your financial intermediary(ies); and

         -- Information or records regarding Fund shares held at any financial intermediary by persons related to you, such as members of your family or household.

     The offering price for each Investor Share is the NAV plus the front-end sales charge. When you purchase A Shares in a Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in A Shares of the Fund.

     A Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of each Fund's average daily net assets attributable to A Shares. A Shares will not be subject to any contingent deferred sales charge ("CDSC" or "back-end sales charge") when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

                                        Sales Charge As a    Sales Charge As a
                                          Percentage of      Percentage of Your
YOUR INVESTMENT                           Offering Price         Investment
---------------                         ------------------   ------------------
$1,000 up to $100,000                         3.50%                3.63%
$100,000 up to $250,000                       2.00%                2.04%
$250,000 up to $500,000                       1.50%                1.52%
Over $500,000                                  None                 None



--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS
--------------------------------------------------------------------------------

     REDUCING SALES CHARGES ON YOUR A SHARES. There are several ways you can combine multiple purchases of A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

         -- Accumulation privilege -- permits you to add the value of any A Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

         -- Letter of intent -- permits you to purchase A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Funds' SAI for terms and conditions.

     To use these privileges, discuss your eligibility with your financial consultant.

     NET ASSET VALUE PURCHASES. A Shares may be purchased at net asset value by:

         -- Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

         -- Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

         -- Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

         -- "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of a Fund's shares;

         -- Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

         -- Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     The Funds' SAI further explains the front-end sales charge on the Funds' A Shares and is accessible, free of charge, on the Funds' website at www.wilmingtonfunds.com. If you would like additional information about each Fund's sales charges, you may also call (800) 336-9970.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                                                     OVERNIGHT MAIL:
-------------                                                     ---------------
Wilmington Equity Funds                                       Wilmington Equity Funds
c/o PFPC Inc.                                                 c/o PFPC Inc.
P.O. Box 9828                                                 101 Sabin Street
Providence, RI 02940                                          Pawtucket, RI 02860-1427

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.


--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or through a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading "EXCHANGE OF SHARES"). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts;
(ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.

     FREQUENT PURCHASES AND REDEMPTIONS: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund's investment portfolio is generally referred to as "market timing." Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund's shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

     BY MAIL: If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions with a medallion signature guarantee to:

REGULAR MAIL:                                                     OVERNIGHT MAIL:
-------------                                                     ---------------
Wilmington Equity Funds                                       Wilmington Equity Funds
c/o PFPC Inc.                                                 c/o PFPC Inc.
P.O. Box 9828                                                 101 Sabin Street
Providence, RI 02940                                          Pawtucket, RI 02860-1427

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If after 60 days the account value is still below $500, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.


--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in a Fund for A Shares of the following funds ("Wilmington Funds"):

Wilmington ETF Allocation Fund
Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder's account.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     Prospectuses for A Shares of the other Wilmington Funds may be obtained free of charge, on the Funds' website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.


--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.


--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Funds' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds' SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.


--------------------------------------------------------------------------------

DISTRIBUTION FEES
--------------------------------------------------------------------------------

     The A Shares of each Fund have a distribution plan under Rule 12b-1 that allows a Fund to pay a fee to the Distributor for the sale and distribution of A Shares, and for services provided to shareholders of A Shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of a Fund's A Shares average daily net assets.


--------------------------------------------------------------------------------

SUB-TRANSFER AGENCY FEES
--------------------------------------------------------------------------------

     The Board of Trustees has authorized each Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of a Fund. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining shareholders' accounts and records;
(d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances; (i) furnishing on behalf of the Funds' distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Funds to shareholders; (k) receiving, tabulating and transmitting to the Funds proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares;
(m) completing all customer identification procedures in relation to the shareholders under the Funds' anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Funds' shares. RSMC may provide services to some shareholders of the Funds' shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Funds ("Intermediaries").


--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS
--------------------------------------------------------------------------------

     RSMC and its affiliates (other than the Funds) may pay, out of their own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares and/or shareholder services. These payments ("Additional Payments") would be in addition to the payments by the Funds described in this Prospectus for distribution (Rule 12b-1) and sub-transfer agency. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Funds and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Funds on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, RSMC and its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by RSMC and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.


--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Funds issue A Shares and Institutional Shares. Each class of shares bears a pro-rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase A Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds' portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure, including a description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     101 Sabin Street
     Pawtucket, RI 02860-1427
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     The Funds' SAI and annual and semi-reports are accessible, free of charge, on the Funds' website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.

                                                   Filed pursuant to Rule 497(c)
                                                Securities Act File No. 33-84762

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                       PROSPECTUS DATED NOVEMBER 1, 2006
                        AS SUPPLEMENTED NOVEMBER 8, 2006

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Funds:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other governmental agency

         --  are not guaranteed to achieve their goal(s)

     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                        FUND DESCRIPTIONS
A look at the goals, strategies,
risks, expenses and financial
history of each Fund.

                                            Summary..............................................    3
                                            Performance Information..............................    5
                                            Fees and Expenses....................................   11
                                            Example..............................................   12
                                            Investment Objective.................................   13
                                            Principal Investment Strategies......................   13
                                            Additional Risk Information..........................   16
                                            Financial Highlights.................................   18
Details about the service               MANAGEMENT OF THE FUNDS
providers.
                                            Investment Adviser...................................   25
                                            Sub-Advisers.........................................   26
                                            Fund Managers........................................   26
                                            Service Providers....................................   29
Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and closing
an account in any of the Funds.

                                            Pricing of Shares....................................   30
                                            Purchase of Shares...................................   30
                                            Redemption of Shares.................................   31
                                            Exchange of Shares...................................   34
                                            Distributions........................................   35
                                            Taxes................................................   35
Details on the Funds' distribution      DISTRIBUTION ARRANGEMENTS
arrangements and share classes.

                                            Share Classes........................................   37
                                        FOR MORE INFORMATION.....................................   38

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
Investment Objective      --  The WILMINGTON LARGE-CAP CORE FUND, the WILMINGTON
                              LARGE-CAP VALUE FUND, the WILMINGTON MID-CAP CORE
                              FUND, the WILMINGTON SMALL-CAP CORE FUND, the
                              WILMINGTON SMALL-CAP GROWTH FUND and the
                              WILMINGTON SMALL-CAP VALUE FUND each seek
                              long-term capital appreciation.
                          --  The WILMINGTON LARGE-CAP GROWTH FUND seeks
                              superior long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus          --  Equity (or equity-related) securities
--------------------------------------------------------------------------------
Share Price Volatility    --  High
--------------------------------------------------------------------------------
Primary Investment
  Strategies
                          --  The WILMINGTON LARGE-CAP CORE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a combined growth and value investment
                              approach and invests in stocks of companies with
                              characteristics the investment adviser believes
                              are attractive to the equity securities
                              marketplace.
                          --  The WILMINGTON LARGE-CAP GROWTH FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a growth investment approach and invests
                              in stocks of companies with growth
                              characteristics.
                          --  The WILMINGTON LARGE-CAP VALUE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              large-cap companies. The Fund's investment adviser
                              employs a value investment approach and invests in
                              stocks of companies with value characteristics.
                          --  The WILMINGTON MID-CAP CORE FUND invests at least
                              80% of its assets in a diversified portfolio of
                              U.S. equity (or equity-related) securities of
                              mid-cap
                           companies. The Fund's investment adviser employs a combined growth and value investment approach and invests in stocks of companies with characteristics the investment adviser believes are attractive to the equity securities marketplace.
                          --  The WILMINGTON SMALL-CAP CORE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies.
                          --  The WILMINGTON SMALL-CAP GROWTH FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies. The Fund's investment adviser
                              employs a growth investment approach and invests
                              in stocks of companies with growth
                              characteristics.
                          --  The WILMINGTON SMALL-CAP VALUE FUND invests at
                              least 80% of its assets in a diversified portfolio
                              of U.S. equity (or equity-related) securities of
                              small-cap companies. The Fund's investment adviser
                              employs a value investment approach and invests in
                              stocks of companies with value characteristics.
--------------------------------------------------------------------------------
Principal Risks           --  The Funds are subject to the risks summarized
                              below and further described under the heading
                              "Additional Risk Information."
                          --  An investment in a Fund is not a deposit of
                              Wilmington Trust Company or any of its affiliates
                              and is not insured or guaranteed by the FDIC or
                              any other governmental agency.
                          --  It is possible to lose money by investing in a
                              Fund. There is no guarantee that the stock market
                              or the stocks that a Fund holds will increase in
                              value.
                          --  A Fund's share price will fluctuate in response to
                              changes in the market value of the Fund's
                              investments. Market value changes result from
                              business developments affecting an issuer as well
                              as general market and economic conditions.
                          --  Growth-oriented investments may be more volatile
                              than the rest of the U.S. stock market as a whole.
                          --  A value-oriented investment approach is subject to
                              the risk that a security believed to be
                              undervalued does not appreciate in value as
                              anticipated.
                          --  Small-capitalization companies may be more
                              vulnerable to adverse business or economic
                              developments than large companies, and their
                              securities may be less liquid and more volatile
                              than securities of larger companies.
                          --  The performance of a Fund will depend on whether
                              the investment adviser is successful in pursuing
                              its investment strategy.
--------------------------------------------------------------------------------
Investor Profile          --  Investors who want the value of their investment
                              to grow and who are willing to accept more volatility for the possibility of higher returns.

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                         WILMINGTON LARGE-CAP CORE FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and 10 years, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              RETURNS
-----------------                                              -------
1996                                                           16.56%
1997                                                           26.13%
1998                                                           29.66%
1999                                                           22.41%
2000                                                           -11.47%
2001                                                           -17.55%
2002                                                           -27.95%
2003                                                           25.85%
2004                                                            5.41%
2005                                                            9.13%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 2.89%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              21.62%                            -17.98%
        (December 31,1998)                (September 30, 2002)

      LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES
  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005    1 Year   5 Years   10 Years
  ----------------------------------------------------    ------   -------   --------
Return Before Taxes                                       9.13%    -2.97%     5.92%
Return After Taxes on Distributions(1)                    8.81%    -3.46%     4.64%
Return After Taxes on Distributions and Sale of
  Shares(1)                                               5.94%    -2.76%     4.59%
S&P 500 Index (reflects no deductions for fees, expenses
  or taxes)(2)                                            4.91%     0.54%     9.07%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is Standard & Poor's Composite Index of 500 Stocks.

                        WILMINGTON LARGE-CAP GROWTH FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund invests primarily in large capitalization equity securities with growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              RETURNS
-----------------                                              -------
1996                                                           24.25%
1997                                                           27.50%
1998                                                           23.58%
1999                                                           48.10%
2000                                                           -21.09%
2001                                                           -33.06%
2002                                                           -30.37%
2003                                                           26.65%
2004                                                            2.17%
2005                                                            9.74%

                               PERFORMANCE YEARS

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: -0.90%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              41.39%                            -25.62%
       (December 31, 1999)                  (March 31, 2001)

      LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES
  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005    1 Year   5 Years   10 Years
  ----------------------------------------------------    ------   -------   --------
Return Before Taxes                                       9.74%    -7.92%     4.24%
Return After Taxes on Distributions(1)                    9.72%    -7.95%     2.43%
Return After Taxes on Distributions and Sale of
  Shares(1)                                               6.33%    -6.57%     3.37%
Russell 1000 Growth Index (reflects no deductions for
  fees, expenses or taxes)(2)                             5.27%    -3.58%     6.73%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                        WILMINGTON LARGE-CAP VALUE FUND

     The bar chart and performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Fund's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Fund (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"). If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              RETURNS
-----------------                                              -------
1996                                                           21.86%
1997                                                           24.55%
1998                                                           -2.75%
1999                                                            3.02%
2000                                                           19.15%
2001                                                           -5.14%
2002                                                           -28.06%
2003                                                           25.79%
2004                                                           15.12%
2005                                                            3.49%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 6.00%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              17.84%                            -19.03%
         (June 30, 2003)                  (September 30, 2002)

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF                                   Since
DECEMBER 31, 2005                             1 Year   5 Years   June 29, 1998   10 Years(1)
--------------------------------------------  ------   -------   -------------   -----------
Return Before Taxes                           3.49%     0.45%        2.41%           6.36%(2)
Return After Taxes on Distributions(3)        3.12%     0.04%        1.91%          N/A
Return After Taxes on Distributions and Sale
  of Shares(3)                                2.27%     0.17%        1.79%          N/A
Russell 1000 Value Index (reflects no
  deductions for fees, expenses or taxes)(4)  7.05%     5.28%        5.87%          10.94%

(1) For periods prior to June 29, 1998, the Fund's predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund was treated differently than the Fund for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.
(2) This performance information reflects the performance of the Fund and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(4) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets. The Indices are unmanaged and reflect the reinvestment of dividends.

                         WILMINGTON SMALL-CAP CORE FUND

     The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

            ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                              (PERFORMANCE GRAPH)

PERFORMANCE YEARS                                              RETURNS
-----------------                                              -------
1999                                                            21.86%
2000                                                             2.31%
2001                                                            -1.37%
2002                                                           -23.91%
2003                                                            32.59%
2004                                                            12.83%
2005                                                             7.01%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2006: 3.91%

           BEST QUARTER                      WORST QUARTER
           ------------                      -------------
              22.89%                            -22.01%
         (March 31, 2000)                 (September 30, 2001)

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES                              Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005  1 Year   5 Years   (June 29, 1998)
----------------------------------------------------  ------   -------   ---------------
Return Before Taxes                                   7.01%    3.74%       4.66%
Return After Taxes on Distributions(1)                5.47%    3.23%       3.94%
Return After Taxes on Distributions and Sale of
  Shares(1)                                           5.46%    3.09%       3.84%
Russell 2000 Index (reflects no deductions for fees,
  expenses or taxes)(2)                               4.55%    8.22%       6.86%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

                        WILMINGTON SMALL-CAP GROWTH FUND

     Performance information for the Small-Cap Growth Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.

                        WILMINGTON SMALL-CAP VALUE FUND

     Performance information for the Small-Cap Value Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.

                          WILMINGTON MID-CAP CORE FUND

     Performance information for the Mid-Cap Core Fund is not provided because the Fund commenced operations on December 20, 2005 and, therefore does not yet have a full calendar year of performance.


--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund.

                                                              Institutional
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Shares
----------------------------------------------------------    -------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   None
Maximum deferred sales charge                                     None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                            None
Redemption fee(1)                                                1.00%
Exchange fee(1)                                                  1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Large-Cap    Large-Cap    Large-Cap     Mid-Cap    Small-Cap    Small-Cap    Small-Cap
                         Core Fund   Growth Fund   Value Fund   Core Fund   Core Fund   Growth Fund   Value Fund
                         ---------   -----------   ----------   ---------   ---------   -----------   ----------
Management fees            0.60%        0.60%         0.60%       0.70%       0.83%        0.75%         0.75%
Distribution (Rule
  12b-1) fees               None         None          None        None        None         None          None
Other expenses             0.54%        0.55%         0.46%       4.54%       0.53%        7.42%        17.28%
TOTAL ANNUAL FUND
  OPERATING EXPENSES       1.14%        1.15%         1.06%       5.24%       1.36%        8.17%        18.03%
Waivers/
  reimbursements          -0.34%(1,2)   -0.02%(1)  -0.02%(1)     -4.24%(1,2)  -0.02%(1)   -7.12%(1,2)  -16.98%(1,2)
NET EXPENSES               0.80%(1,2)    1.13%(1)     1.04%(1)    1.00%(1,2)   1.34%(1)    1.05%(1,2)    1.05%(1,2)

(1) The sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain flat rate fees associated with a Fund with average daily net assets below $75 million.
(2) The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that "Total annual Fund operating expenses" for the Large-Cap Core Fund, Mid-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund, excluding class-specific expenses, exceed 0.80%, 1.00%, 1.05% and 1.05%, respectively, through June 30, 2011.


--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This Example is intended to help you compare the cost of investing in Institutional Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                             1 Year   3 Years   5 Years   10 Years
--------------------                             ------   -------   -------   --------
Large-Cap Core Fund                               $ 82     $255      $444      $1,215
Large-Cap Growth Fund                             $115     $361      $629      $1,394
Large-Cap Value Fund                              $106     $333      $581      $1,290
Mid-Cap Core Fund                                 $102     $318      $552      $3,721
Small-Cap Core Fund                               $136     $427      $741      $1,631
Small-Cap Growth Fund                             $107     $334      $579      $5,159
Small-Cap Value Fund                              $107     $334      $579      $8,468

     The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns of Institutional Shares, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON LARGE-CAP CORE FUND, the WILMINGTON LARGE-CAP VALUE FUND, the WILMINGTON MID-CAP CORE FUND, the WILMINGTON SMALL-CAP CORE FUND, the WILMINGTON SMALL-CAP GROWTH FUND and the WILMINGTON SMALL-CAP VALUE FUND each seek long-term capital appreciation. The WILMINGTON LARGE-CAP GROWTH FUND seeks superior long-term growth of capital.

     The investment objective for each of the Large-Cap Core Fund, the Mid-Cap Core Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund may be changed without shareholder approval. The investment objective for each of the Large-Cap Growth Fund, Large-Cap Value Fund and the Small-Cap Core Fund may not be changed without shareholder approval.

     There is no guarantee that any Fund will achieve its investment objective.


--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Funds' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess growth or value characteristics attractive to institutional and retail investors. The selection of individual securities is based on a proprietary methodology that employs a disciplined analysis of multiple factors, including liquidity, profitability, risk, valuation, price history and analysts' earnings estimates. RSMC may rotate each Fund's holdings among various market sectors based on economic analysis of the overall business cycle.

     The WILMINGTON LARGE-CAP CORE FUND, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Index.

     The WILMINGTON LARGE-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Growth Index.

     The WILMINGTON LARGE-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of large-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase of at least $2 billion or that are constituents of the Russell 1000 Value Index.

     The WILMINGTON MID-CAP CORE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of mid-cap companies. RSMC employs a growth and value investment approach and invests in common or preferred stock of U.S. companies that have attractive growth or value characteristics with market capitalizations at the time of purchase similar to those in the Russell Midcap Index and the S&P MidCap 400 Index.

     The WILMINGTON SMALL-CAP CORE FUND invests at least 80% of its assets in equity securities of small-cap companies. The Fund currently employs a multi-manager approach utilizing RSMC and two sub-advisers with differing investment philosophies to manage a portion of the Fund's assets under the general supervision of RSMC.

     Under normal market conditions, the Fund will invest in common or preferred stock of U.S. corporations that have attractive growth or value characteristics with a market capitalization at the time of purchase that is no more than that of the largest stock in the Russell 2000 or S&P 600 Index.

     RSMC allocates a portion of the Fund's assets between two sub-advisers which employ alternatively growth-oriented and value-oriented stock selection techniques. RSMC does not allocate assets according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation. When making these decisions, RSMC considers a variety of quantitative and qualitative components. RSMC will use returns-based and holdings-based style analysis tools to assess and to maintain style neutrality within the Fund. RSMC will consider the investment style, process, past results and expected future returns of each sub-adviser. RSMC may also consider proprietary research provided by the investment sub-advisers. RSMC is responsible for determining and adjusting the percentages allocated to the sub-advisers and may reallocate assets between the sub-advisers at any time.

     The multi-manager arrangement is expected to take advantage of the experience of RSMC and the sub-advisers. This multiple investment approach is designed to give the Fund broad exposure to small-cap companies in the U.S. equity markets. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

     PRINCIPAL INVESTMENT STRATEGIES OF THE SUB-ADVISERS TO THE SMALL-CAP CORE FUND. Below is a discussion on the principal investment strategies of each of the Fund's sub-advisers.

     ROXBURY CAPITAL MANAGEMENT, LLC ("ROXBURY"). Under normal market conditions, Roxbury will direct the Fund's investment in the following equity or equity-related securities:

         -- common stocks of U.S. companies that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small-cap companies")

         -- options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small-cap companies

         --  options on indices of the common stock of small-cap companies

         -- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small-cap companies, and options upon such futures contracts

     As of September 30, 2006, the market capitalization of the companies that make up the S&P SmallCap 600 Index was between $50 million and $3.06 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Roxbury may also direct the Fund's investment in certain option and financial futures contracts ("derivatives") and foreign securities, including ADRs.

     Roxbury uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above-average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

     CRAMER ROSENTHAL MCGLYNN, LLC ("CRM"). Under normal market conditions, CRM will direct the Fund's investment in a diversified portfolio of the following equity or equity-related securities that are judged by CRM to be undervalued in the marketplace relative to underlying profitability of the issuer:

         -- common and preferred stocks of U.S. companies that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market

         -- securities convertible (such as convertible preferred stock and convertible bonds) into the common stock of small-cap companies

         --  warrants

     The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2006, the range was from $62 million to $2.495 billion.

     CRM uses a value investment strategy whereby it seeks to identify changes that are material to a company's operations, outlook and prospects. CRM is attracted to companies that it believes will look different tomorrow -- operationally, financially, managerially -- when compared to today. This type of dynamic change often creates confusion and misunderstanding that can result in the securities of a company being "neglected by investors" and undervalued relative to its future prospects and peer companies. CRM believes that, over time, the market place will eventually recognize the impact of these changes. Examples of change for which CRM looks include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution and regulatory change.

     For cash management purposes, the Small-Cap Core Fund may maintain cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper) consistent with the foregoing investment policy.

     The WILMINGTON SMALL-CAP GROWTH FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a growth investment approach and invests in common or preferred stock of U.S. companies that have attractive growth characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index.

     The WILMINGTON SMALL-CAP VALUE FUND invests at least 80% of its assets in a diversified portfolio of U.S. equity or equity-related securities of small-cap companies. RSMC employs a value investment approach and invests in common or preferred stock of U.S. companies that have attractive value characteristics with market capitalizations at the time of purchase similar to those in the Russell 2000 Value Index and the S&P SmallCap 600/Barra Value Index.

     EACH OF THE FUNDS. Each Fund may employ an investment strategy which includes a program of investing in options on securities indices. The investment adviser may purchase options contracts to enable a Fund to pursue its objective without investing directly in the securities included in its benchmark or another index. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or basket of securities at a certain price up to a specified point in time. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying put and call options can be more speculative than investing directly in securities. The Funds' use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The risk of investing in options includes the possibility that the underlying securities may appreciate or depreciate in an unexpected manner which may result in the loss of the entire premium paid for the option. See the Statement of Additional Information ("SAI") for more information on the risks of and limitations on the use of options contracts.

     The frequency of portfolio transactions and each Fund's turnover rate will vary from year to year depending on the market. A higher turnover rate may increase transaction costs (i.e., brokerage commissions) and may cause adverse tax consequences for a Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.

     In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that a Fund will be unable to achieve its investment objective.

     Each Fund may use other strategies and engage in other investment practices, which are more fully described in the SAI which is available on the Funds' website at http://www.wilmingtonfunds.com.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in the Funds'
SAI:

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- DERIVATIVES RISK: Some of a Fund's investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund's total assets may be committed or exposed to derivative strategies.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- SMALL/MID-CAP RISK: Small-cap and mid-cap companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Small-Cap Core Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund's performance. It is possible that RSMC will focus on one sub-adviser that performs poorly or underperforms the other sub-adviser under various market conditions.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years, or if shorter, the period of the Fund's operation. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available without charge on the Funds' website at http://www.wilmingtonfunds.com or by calling (800) 336-9970.

LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES

                                                     For the Fiscal Years Ended June 30
                                              ------------------------------------------------
                                               2006      2005      2004      2003       2002
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR........  $ 15.61   $ 14.87   $ 13.14   $ 13.68   $  18.17
                                              -------   -------   -------   -------   --------
INVESTMENT OPERATIONS:
  Net investment income.....................     0.14(1)    0.45     0.10      0.15       0.11
     Net realized and unrealized gain (loss)
       on investments.......................     0.86      0.65      1.78    (0.55)     (4.15)
                                              -------   -------   -------   -------   --------
       Total from investment operations.....     1.00      1.10      1.88    (0.40)     (4.04)
                                              -------   -------   -------   -------   --------
DISTRIBUTIONS:
  From net investment income................   (0.25)    (0.36)    (0.15)    (0.11)     (0.08)
  From net realized gains...................       --        --        --    (0.03)     (0.37)
                                              -------   -------   -------   -------   --------
       Total distributions..................   (0.25)    (0.36)    (0.15)    (0.14)     (0.45)
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- END OF YEAR..............  $ 16.36   $ 15.61   $ 14.87   $ 13.14   $  13.68
                                              =======   =======   =======   =======   ========
TOTAL RETURN................................    6.41%     7.51%    14.38%   (2.86)%   (22.66)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(2)
  Expenses:
     Including expense limitations..........    0.80%     0.80%     0.80%     0.80%      0.80%
     Excluding expense limitations..........    1.14%     1.43%     1.13%     1.05%      1.00%
  Net investment income.....................    0.85%     1.16%     0.73%     1.04%      0.64%
Portfolio turnover rate.....................      91%      113%       27%       50%        68%
Net assets at the end of year (000
  omitted)..................................  $51,896   $26,829   $58,794   $61,380   $ 80,831

(1) The net investment income per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust
    I -- Large-Cap Core Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

LARGE-CAP GROWTH FUND(1 --) INSTITUTIONAL SHARES

                                                     For the Fiscal Years Ended June 30
                                              ------------------------------------------------
                                               2006     2005(1)    2004      2003       2002
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR........  $ 10.31   $  9.93   $  8.73   $  8.70   $  12.69
                                              -------   -------   -------   -------   --------
INVESTMENT OPERATIONS:
  Net investment income.....................       --(2,4)    0.03    0.01       --(2)       --(2)
  Net realized and unrealized gain (loss) on
     investments............................     0.42      0.38      1.20      0.03     (3.99)
                                              -------   -------   -------   -------   --------
     Total from investment operations.......     0.42      0.41      1.21      0.03     (3.99)
                                              -------   -------   -------   -------   --------
DISTRIBUTIONS:
  From net investment income................       --(2)  (0.03)   (0.01)        --         --
                                              -------   -------   -------   -------   --------
     Total distributions....................       --    (0.03)    (0.01)        --         --
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- END OF YEAR..............  $ 10.73   $ 10.31   $  9.93   $  8.73   $   8.70
                                              =======   =======   =======   =======   ========
TOTAL RETURN................................    4.12%     4.09%    13.86%     0.35%   (31.44)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
  Expenses:
     Including expense limitations..........    1.13%     1.10%     0.98%     0.95%      0.85%
     Excluding expense limitations..........    1.15%     1.15%     1.01%     0.98%      0.85%
  Net investment income (loss)..............  (0.01)%     0.28%     0.08%   (0.02)%    (0.04)%
Portfolio turnover rate.....................     129%      230%       87%       51%        75%
Net assets at the end of year (000
  omitted)..................................  $50,321   $35,809   $49,418   $58,620   $ 76,892

(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.
(2) Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I -- WT Large-Cap Growth Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(4) The net investment income (loss) per share was calculated using the average shares outstanding method.

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES

                                                     For the Fiscal Years Ended June 30
                                              ------------------------------------------------
                                               2006      2005      2004      2003       2002
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR........  $ 10.16   $  9.45   $  8.19   $  8.20   $  11.13
                                              -------   -------   -------   -------   --------
INVESTMENT OPERATIONS:
  Net investment income.....................     0.10(2)    0.12     0.08      0.06       0.07
  Net realized and unrealized gain (loss) on
     investments............................     0.81      0.70      1.26      0.01     (2.68)
                                              -------   -------   -------   -------   --------
     Total from investment operations.......     0.91      0.82      1.34      0.07     (2.61)
                                              -------   -------   -------   -------   --------
DISTRIBUTIONS:
  From net investment income................   (0.16)    (0.11)    (0.08)    (0.07)     (0.09)
  From net realized gains...................       --        --        --    (0.01)     (0.23)
                                              -------   -------   -------   -------   --------
     Total distributions....................   (0.16)    (0.11)    (0.08)    (0.08)     (0.32)
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- END OF YEAR..............  $ 10.91   $ 10.16   $  9.45   $  8.19   $   8.20
                                              =======   =======   =======   =======   ========
TOTAL RETURN................................    8.99%     8.66%    16.47%     0.92%   (24.02)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(1)
  Expenses:
     Including expense limitations..........    1.04%     1.02%     1.00%     1.06%      0.92%
     Excluding expense limitations..........    1.06%     1.05%     1.03%     1.13%      0.93%
  Net investment income.....................    0.91%     1.13%     0.94%     0.93%      0.66%
  Portfolio turnover rate...................     129%       28%       26%       87%       100%
Net assets at the end of year (000
  omitted)..................................  $42,421   $47,968   $51,729   $47,301   $ 52,064

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Large-Cap Value Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(2) The net investment income per share was calculated using the average shares outstanding method.

MID-CAP CORE FUND -- INSTITUTIONAL SHARES

                                                                 For the Period
                                                              December 20, 2005(1)
                                                              through June 30, 2006
                                                              ---------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................         $10.00
                                                                     ------
INVESTMENT OPERATIONS:
  Net investment income(2)..................................           0.03
  Net realized and unrealized gain on investments...........           0.05
                                                                     ------
     Total from investment operations.......................           0.08
                                                                     ------
DISTRIBUTIONS:
  From investment income....................................         (0.02)
                                                                     ------
     Total distributions....................................         (0.02)
                                                                     ------
NET ASSET VALUE -- END OF PERIOD............................         $10.06
                                                                     ======
TOTAL RETURN................................................          0.83%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................          1.00%*
     Excluding expense limitations..........................          5.24%*
  Net investment income.....................................          0.64%*
Portfolio turnover rate.....................................            63%**
Net assets at the end of period (000 omitted)...............         $5,965

(* ) Annualized.
(**) Not annualized.
(1) The Mid-Cap Core Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.
(2) The net investment income per share was calculated using the average shares outstanding method.

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES

                                                     For the Fiscal Year Ended June 30
                                              ------------------------------------------------
                                               2006      2005      2004      2003       2002
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR........  $ 10.63   $ 10.75   $  8.59   $  9.15   $  10.63
                                              -------   -------   -------   -------   --------
INVESTMENT OPERATIONS:
  Net investment loss(1)....................   (0.07)    (0.07)    (0.07)    (0.02)         --(2)
  Net realized and unrealized gain (loss) on
     investments............................     1.48      0.67      2.23    (0.54)     (1.47)
                                              -------   -------   -------   -------   --------
     Total from investment operations.......     1.41      0.60      2.16    (0.56)     (1.47)
                                              -------   -------   -------   -------   --------
DISTRIBUTIONS:
  From net investment income................   (0.26)        --        --        --     (0.01)
  From net realized gains...................   (0.49)    (0.72)        --        --         --
                                              -------   -------   -------   -------   --------
     Total distributions....................   (0.75)    (0.72)        --        --     (0.01)
                                              -------   -------   -------   -------   --------
NET ASSET VALUE -- END OF YEAR..............  $ 11.29   $ 10.63   $ 10.75   $  8.59   $   9.15
                                              =======   =======   =======   =======   ========
TOTAL RETURN................................   13.65%     5.65%    25.15%   (6.12)%   (13.84)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
  Expenses:
     Including expense limitations..........    1.34%     1.27%     1.19%     1.00%      0.89%
     Excluding expense limitations..........    1.36%     1.29%     1.21%     1.01%      0.89%
  Net investment loss.......................  (0.70)%   (0.69)%   (0.74)%   (0.21)%    (0.03)%
Portfolio turnover rate.....................     142%       15%      142%       62%        44%
Net assets at the end of year (000
  omitted)..................................  $48,750   $53,510   $73,324   $73,700   $106,915

(1) The net investment loss per share was calculated using the average shares outstanding method.
(2) Less than $0.01 per share.
(3) For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Core Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund-of-funds" structure. The expense and the net investment income (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust
    I -- Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES

                                                                  For the Period
                                                               December 20, 2005(1)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................         $  10.00
                                                                     --------
INVESTMENT OPERATIONS:
  Net investment loss(2)....................................           (0.01)
  Net realized and unrealized gain on investments...........             0.34
                                                                     --------
     Total from investment operations.......................             0.33
                                                                     --------
NET ASSET VALUE -- END OF PERIOD............................         $  10.33
                                                                     ========
TOTAL RETURN................................................            3.30%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................            1.05%*
     Excluding expense limitations..........................            8.17%*
  Net investment loss.......................................          (0.25)%*
Portfolio turnover rate.....................................              55%**
Net assets at the end of period (000 omitted)...............         $  3,343

* Annualized.
**Not annualized.
(1)
  The Small-Cap Growth Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.
(2)
  The net investment loss per share was calculated using the average shares outstanding method.

SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES

                                                                  For the Period
                                                               December 20, 2005(1)
                                                                     through
                                                                  June 30, 2006
                                                               --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................          $10.00
                                                                      ------
INVESTMENT OPERATIONS:
  Net investment income(2)..................................            0.05
  Net realized and unrealized gain on investments...........            0.36
                                                                      ------
     Total from investment operations.......................            0.41
                                                                      ------
DISTRIBUTIONS:
  From investment income....................................          (0.03)
                                                                      ------
     Total distributions....................................          (0.03)
                                                                      ------
NET ASSET VALUE -- END OF PERIOD............................          $10.38
                                                                      ======
TOTAL RETURN................................................           4.13%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations..........................           1.05%*
     Excluding expense limitations..........................          18.03%*
  Net investment income.....................................           0.92%*
Portfolio turnover rate.....................................             60%**
Net assets at the end of period (000 omitted)...............          $1,371

* Annualized.
**Not annualized.
(1)
  The Small-Cap Value Fund commenced operations on December 20, 2005. Thus, the financial highlights shown reflect less than a full year of performance.
(2)
  The net investment income per share was calculated using the average shares outstanding method.

                            MANAGEMENT OF THE FUNDS

     The Board of Trustees of WT Mutual Fund (the "Trust") supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.


--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     RSMC, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to each of the Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of each Fund in accordance with its investment objective, policies and limitations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of September 30, 2006, RSMC had approximately $6.15 billion in assets under management.

     For the fiscal year ended June 30, 2006, RSMC or its affiliates, received from the Funds the following advisory fees, after waivers and reimbursements, as a percentage of average daily net assets:

Large-Cap Core Fund                                           0.29%
Large-Cap Growth Fund                                         0.60%
Large-Cap Value Fund                                          0.60%
Small-Cap Core Fund                                           0.83%

     With respect to the Mid-Cap Core Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.70% of the first $1 billion in assets, 0.65% of the next $1 billion in assets, and 0.60% of assets over $2 billion.

     With respect to the Small-Cap Growth Fund and Small-Cap Value Fund, RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of average daily net assets, of 0.75% of the first $1 billion in assets, 0.70% of the next $1 billion in assets, and 0.65% of assets over $2 billion.

     WTIM may receive a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

--------------------------------------------------------------------------------

SUB-ADVISERS
--------------------------------------------------------------------------------

     CRM, located at 520 Madison Avenue, New York, New York 10022, serves as a sub-adviser to the Small-Cap Core Fund. As a sub-adviser, CRM has the responsibility for directing a portion of the Fund's investments, subject to the direction of RSMC. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value-oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2006, CRM had approximately $9.6 billion of assets under management.

     Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as a sub-adviser for the Small-Cap Core Fund. As a sub-adviser, Roxbury has the responsibility for directing a portion of the Fund's investments, subject to the direction of RSMC. Roxbury has provided investment advisory services in a growth style to mutual funds and other institutional accounts including corporations, unions and pension accounts, foundations, and endowments as well as to individuals. As of September 30, 2006, Roxbury had assets under management of approximately $3.1 billion.


--------------------------------------------------------------------------------

FUND MANAGERS
--------------------------------------------------------------------------------

ALL FUNDS

     The day-to-day management of each Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

     REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

     ADRIAN CRONJE, PH.D., CFA is a Vice President and Director of Asset Allocation of RSMC and WTIM. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.

     ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins joined RSMC in 1997 as a Securities Analyst covering the information technology sector.

     VINCENT F. RIGHTS is an Investment Officer of RSMC and WTIM. Mr. Rights joined RSMC in 2000 as a Securities Analyst.

SMALL-CAP CORE FUND

     The management of the Small-Cap Core Fund and its sub-advisers is the responsibility of a group of RSMC professionals, which makes its style allocation and sub-adviser investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates who meet regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

     Each sub-adviser to the Small-Cap Core Fund makes the day-to-day investment decisions for the portion of the Fund's assets that it manages, subject to the supervision of RSMC and the Board of Trustees. Each sub-adviser continuously reviews, supervises and administers its own investment program. Below is a list of the staff of each of Roxbury and CRM.

ROXBURY CAPITAL MANAGEMENT, LLC.

     STEVE MARSHMAN, CFA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marshman is a member of Roxbury's Small-Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Management Group ("Columbia") where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. His responsibilities at Columbia also included management of Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the U.S. Air Force. He has a B.S. from the U.S. Air Force Academy and an M.B.A. from Golden Gate University.

     ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has thirteen years of investment management experience. Mr. Marvin is a member of Roxbury's Small-Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

     BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has over ten years of investment management experience. Mr. Smoluch is a member of Roxbury's Small-Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

CRAMER ROSENTHAL MCGLYNN, LLC.

     Ronald H. McGlynn, Chairman & CEO and Jay B. Abramson, President & CIO are responsible for the overall management of the portion of the Small-Cap Core Fund managed by CRM. The portfolio managers who have responsibility for the day-to-day management of the portion of the Small-Cap Core Fund managed by CRM are set forth below.

     James P. Stoeffel and Terry Lally, CFA, are co-leaders of the team responsible for the management of the Small-Cap Value strategy at CRM.

     JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

     TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small-cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

     The Funds' SAI provides additional information about the Fund managers' compensation, other accounts managed by the Fund managers and the Fund managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the Funds' primary service providers.

                                  (FLOW CHART)

Asset                                                                                 Shareholder
Management                                                                            Services

          INVESTMENT ADVISER AND                                                                    TRANSFER AGENT
              ADMINISTRATOR

      Rodney Square Management Corp.                                                                  PFPC Inc.
         1100 North Market Street                                                                   760 Moore Road
           Wilmington, DE 19890                                                               King of Prussia, PA 19406

Manages each Funds' investment activities,                                              Handles certain shareholder services,
     and oversees Fund administration                                                  including recordkeeping and statements,
       and other service providers.                                                          payment of distributions and
                                                                                         processing of buy and sell requests.
                                                         WT MUTUAL FUND

                                                 WILMINGTON LARGE-CAP CORE FUND
                                                WILMINGTON LARGE-CAP GROWTH FUND
                                                WILMINGTON LARGE-CAP VALUE FUND
                                                  WILMINGTON MID-CAP CORE FUND
                                                 WILMINGTON SMALL-CAP CORE FUND
                                                WILMINGTON SMALL-CAP GROWTH FUND
                                                WILMINGTON SMALL-CAP VALUE FUND

Fund                                                                                  Fund Asset
Operations                                                                            Safe Keeping

          SUB-ADMINISTRATOR AND                                                                       CUSTODIAN
             ACCOUNTING AGENT

                PFPC Inc.                                                                      Wilmington Trust Company
           301 Bellevue Parkway                                                                1100 North Market Street
           Wilmington, DE 19809                                                                  Wilmington, DE 19890

    Provides facilities, equipment and                                                  Holds each Funds' assets, settles all
  personnel to carry out administrative                                               portfolio trades and collects most of the
    services related to the Funds and                                                  valuation data required for calculating
      calculates each Fund's NAV and                                                          each Fund's NAV per share.
              distributions.
                                           Distribution

                                                          DISTRIBUTOR

                                              Professional Funds Distributor, LLC
                                                         760 Moore Road
                                                   King of Prussia, PA 19406

                                                 Distributes the Funds' Shares.

                   SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The price of each Fund's shares is based on the Fund's net asset value ("NAV"). The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds' sub-administrator and accounting agent, PFPC Inc. ("PFPC"), determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

     Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. This policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to these procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     PFPC determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent. Shares will only be priced on business days.


--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Fund shares are offered on a continuous basis and are sold without sales charges. The minimum initial investment in Institutional Shares of each Fund is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the

Service Organization in connection with your investment in the Funds. If you wish to purchase Fund shares through your account at Wilmington Trust or through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                                                 OVERNIGHT MAIL:
-------------                                                 ---------------
Wilmington Equity Funds                                       Wilmington Equity Funds
c/o PFPC Inc.                                                 c/o PFPC Inc.
P.O. Box 9828                                                 101 Sabin Street
Providence, RI 02940                                          Pawtucket, RI 02860-1427

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.


--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or through a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Funds (a list is shown under the heading "EXCHANGE OF SHARES"). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first; however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including: (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts;
(ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Fund, or (F) by a Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund.

     FREQUENT PURCHASES AND REDEMPTIONS: The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position, including, primarily, the redemption fees set forth above and the related exchange fees set forth below. The Funds are not designed to accommodate market timing or short-term trading. Frequent trades into or out of a Fund in an effort to anticipate changes in market prices of that Fund's investment portfolio is generally referred to as "market timing." Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons a Fund or the Distributor believes are engaging in similar trading activity.

     Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Also, because some of the Funds invest in small-cap equity securities, which may trade less frequently than larger capitalization securities, frequent trading in such Fund's shares to take advantage of the market pricing inefficiency of such small-cap stocks, may result in dilution in the value of Fund shares held by long-term investors. Short-term trading in such small-cap stocks may also increase expenses and reduce performance due to the difficulties in buying and selling less liquid small-cap stocks.

     There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or if it is detected, to prevent its recurrence. The ability of the Funds and their agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to the Funds or their agents regarding underlying beneficial owners of Fund shares.

     BY MAIL: If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions with a medallion signature guarantee to:

REGULAR MAIL:                                                 OVERNIGHT MAIL:
-------------                                                 ---------------
Wilmington Equity Funds                                       Wilmington Equity Funds
c/o PFPC Inc.                                                 c/o PFPC Inc.
P.O. Box 9828                                                 101 Sabin Street
Providence, RI 02940                                          Pawtucket, RI 02860-1427

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any loss.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

     Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

     In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares. If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your investment in a Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, your account may be closed and the proceeds sent to you. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account's market value. The minimum account balance for accounts existing prior to November 1, 2005 is $500. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.


--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your Institutional Shares in a Fund for Institutional Shares of the following funds ("Wilmington Funds"):

Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Value Fund
Wilmington Large-Cap Growth Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Value Fund
Wilmington Small-Cap Growth Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Asset Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the particular fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder's account.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     Prospectuses for Institutional Shares of the other Wilmington Funds may be obtained, free of charge, on the Funds' website at http://www.wilmingtonfunds.com or by calling (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days notice of such termination or modification.


--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income, if any, of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.


--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. The Funds' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Funds' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in the Funds' SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     Professional Funds Distributor, LLC manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.


--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Funds issue Institutional Shares and A Shares. Each class of shares bears a pro-rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. A Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase A Shares.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. These reports contain performance data and information on the Funds' portfolio holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure, including a description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     101 Sabin Street
     Pawtucket, RI 02860-1427
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     The Funds' SAI and annual and semi-reports are accessible, free of charge, on the Funds' website at http://www.wilmingtonfunds.com. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 336-9970.

            The investment company registration number is 811-08648.